PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]
Prepaid expenses and other current assets consist of the following at:

	December 31,
	2013	2012

Trade deposits to suppliers	$10,318,638	$7,894,664
Other short term advances to third parties	546,022	258,151
Utility and sundry deposits	1,085,920	14,047
Short term advances to employees	391,535	363,822
	$12,342,115	$8,530,684